Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,592,862.76
Previously Paid Amount
Total Fee Amount	5,908.57
Total Offset Amount
Net Fee	$ 5,908.57